Consolidated statements of loss and comprehensive loss - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Revenue
Product sales	$ 8,291,122	$ 176,102	$ 11,913,569	$ 1,088,968
Recycling services	362,101	81,282	577,624	185,656
Revenue	8,653,223	257,384	12,491,193	1,274,624
Expenses
Employee salaries and benefits	11,328,894	2,547,281	19,107,554	4,245,480
Professional fees	3,559,716	567,918	6,433,755	3,002,052
Share-based compensation	4,477,355	263,214	9,676,164	1,009,385
Raw materials and supplies	1,816,599	480,255	3,230,441	894,357
Office, administrative and travel	3,148,739	317,644	5,993,279	621,885
Depreciation	1,986,776	605,621	3,820,851	1,132,999
Research and development	528,080	824,836	869,866	1,352,031
Freight and shipping	587,484	141,447	797,845	432,497
Plant facilities	983,968	234,202	1,421,038	448,336
Marketing	747,630	163,135	1,196,575	304,790
Change in finished goods inventory	812,421	(567,261)	987	(644,893)
Expenses by nature	29,977,662	5,578,292	52,548,355	12,798,919
Loss from operations	(21,324,439)	(5,320,908)	(40,057,162)	(11,524,295)
Other (income) expense
Fair value (gain) loss on financial instruments	(2,861,556)	1,924,346	(53,733,121)	1,924,346
Interest expense	2,451,285	244,645	6,192,527	495,334
Foreign exchange (gain) loss	140,296	358,748	128,843	750,712
Interest income	(409,089)	(505)	(546,676)	(1,222)
Other (income) expense	(679,064)	2,527,234	(47,958,427)	3,169,170
Net profit (loss) before taxes	(20,645,375)	(7,848,142)	7,901,265	(14,693,465)
Income tax	5,000	0	5,000	0
Net profit (loss)	(20,650,375)	(7,848,142)	7,896,265	(14,693,465)
Shareholders of Li-Cycle Holdings Corp.	(20,626,701)	(7,848,142)	7,919,939	(14,693,465)
Non-controlling interest	$ (23,674)	$ 0	$ (23,674)	$ 0
Loss per common share - basic (in dollars per share)	$ (0.12)	$ (0.08)	$ 0.05	$ (0.16)
Loss per common share - diluted (in dollars per share)	$ (0.12)	$ (0.08)	$ 0.05	$ (0.16)